Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation [Line Items]
Allocated Share-based Compensation Expense	¥ 108,440	¥ 75,183	¥ 75,862
Unrecognized compensation costs	¥ 143,098
2015 Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense, recognition period	2 years 9 months 7 days
Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	2,714,283
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	4 years
Management and employees | Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	2,714,283